PROVISIONS AND CONTINGENCIES - Breakdown of changes in provisions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
PROVISIONS AND CONTINGENCIES
Balances at the beginning	R$ 5,535,418	R$ 6,259,325
Initial adoption IFRIC 23 (Note 7)		(68,945)
Additions (reversal), net (Note 26)	666,599	535,321
Other additions (reversal) (1)	(236,228)	(12,281)
Write-offs due to payment	(927,057)	(1,727,178)
Interest accruals	571,399	541,364
Business combination (Note 1.c.1)		7,812
Balances at the closing	5,610,131	5,535,418
Current	417,653	374,445
Noncurrent	5,192,478	5,160,973
Labor
PROVISIONS AND CONTINGENCIES
Balances at the beginning	547,874	779,686
Additions (reversal), net (Note 26)	126,167	152,105
Other additions (reversal) (1)	6,390	(5,709)
Write-offs due to payment	(287,028)	(485,539)
Interest accruals	106,307	99,526
Business combination (Note 1.c.1)		7,805
Balances at the closing	499,710	547,874
Current	176,582	236,130
Noncurrent	323,128	311,744
Tax
PROVISIONS AND CONTINGENCIES
Balances at the beginning	1,575,949	1,951,897
Initial adoption IFRIC 23 (Note 7)		(68,945)
Additions (reversal), net (Note 26)	122,419	32,719
Write-offs due to payment	(24,763)	(364,992)
Interest accruals	125,647	25,270
Balances at the closing	1,799,252	1,575,949
Noncurrent	1,799,252	1,575,949
Civil
PROVISIONS AND CONTINGENCIES
Balances at the beginning	797,448	1,004,803
Additions (reversal), net (Note 26)	374,464	364,008
Other additions (reversal) (1)	(6,020)	(2,381)
Write-offs due to payment	(575,484)	(833,579)
Interest accruals	281,543	264,590
Business combination (Note 1.c.1)		7
Balances at the closing	871,951	797,448
Current	180,965	113,307
Noncurrent	690,986	684,141
Regulatory
PROVISIONS AND CONTINGENCIES
Balances at the beginning	1,145,736	1,022,216
Additions (reversal), net (Note 26)	69,486	93,634
Write-offs due to payment	(39,782)	(43,068)
Interest accruals	31,891	72,954
Balances at the closing	1,207,331	1,145,736
Current	60,055	25,008
Noncurrent	1,147,276	1,120,728
Contingent liabilities (PPA)
PROVISIONS AND CONTINGENCIES
Balances at the beginning	831,722	827,275
Additions (reversal), net (Note 26)	(18,631)	(16,986)
Interest accruals	10,154	21,433
Balances at the closing	823,245	831,722
Noncurrent	823,245	831,722
Provision for decommissioning
PROVISIONS AND CONTINGENCIES
Balances at the beginning	636,689	673,448
Additions (reversal), net (Note 26)	(7,306)	(90,159)
Other additions (reversal) (1)	(236,598)	(4,191)
Interest accruals	15,857	57,591
Balances at the closing	408,642	636,689
Current	51
Noncurrent	R$ 408,591	R$ 636,689